Operating assets and liabilities - Trade receivables - Trade receivables (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	kr 62,600	kr 44,611
Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	40,643	27,734
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Allowance account for credit losses of financial assets at beginning of period	1,380	1,484
Reversal of allowance on realised losses	(62)	(108)
Net movement recognised in income statement	102	139
Effect of exchange rate adjustment	10	(135)
Allowance account for credit losses of financial assets at end of period	1,430	1,380
Trade receivables | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	42,073	29,114
Trade receivables | Accumulated impairment
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,430)	(1,380)
Not yet due | Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	39,430	26,706
Not yet due | Trade receivables | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	40,274	27,511
Not yet due | Trade receivables | Accumulated impairment
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(844)	(805)
1-90 days | Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,039	888
1-90 days | Trade receivables | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,132	1,000
1-90 days | Trade receivables | Accumulated impairment
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(93)	(112)
91 to 180 days | Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	138	125
91 to 180 days | Trade receivables | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	212	188
91 to 180 days | Trade receivables | Accumulated impairment
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(74)	(63)
181 to 270 days | Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	36	15
181 to 270 days | Trade receivables | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	87	44
181 to 270 days | Trade receivables | Accumulated impairment
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(51)	(29)
271 to 360 days | Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
271 to 360 days | Trade receivables | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	63	51
271 to 360 days | Trade receivables | Accumulated impairment
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(63)	(51)
More than 360 days past due | Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
More than 360 days past due | Trade receivables | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	305	320
More than 360 days past due | Trade receivables | Accumulated impairment
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(305)	(320)
EMEA | Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	6,975	5,525
EMEA | Trade receivables | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	7,827	6,306
EMEA | Trade receivables | Accumulated impairment
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(852)	(781)
China | Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,564	2,137
China | Trade receivables | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,564	2,137
China | Trade receivables | Accumulated impairment
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Rest of World | Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,669	2,423
Rest of World | Trade receivables | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,227	3,003
Rest of World | Trade receivables | Accumulated impairment
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(558)	(580)
North America Operations | Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	27,435	17,649
North America Operations | Trade receivables | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	27,455	17,668
North America Operations | Trade receivables | Accumulated impairment
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	kr (20)	kr (19)